Organization and Business Purpose - Additional Information (Details) $ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) Property Segment	Dec. 31, 2020 Segment Property	Sep. 30, 2021 Positions	Sep. 30, 2021 Position	Jun. 02, 2021 USD ($)	Dec. 31, 2020 Positions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 Position	Dec. 31, 2019 Position	Dec. 27, 2017 USD ($)
Organization And Business Activities [Line Items]
Common stock, shares registered, amount							$ 5.0
Number of properties owned | Property	245	144
Number of real estate related securities position			57	57		56		56	75
Number of reportable segments | Segment	7	6
Proceeds, issuance of shares of common stock	$ 5.7
Primary Offering
Organization And Business Activities [Line Items]
Common stock, shares registered, amount					$ 10.0					$ 5.0
Common stock, shares authorized, amount					8.0		4.0
Distribution Reinvestment Plan
Organization And Business Activities [Line Items]
Common stock, shares authorized, amount					$ 2.0		$ 1.0